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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY			15 May 2008
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 29,900,816

Form 13F Information Table Value Total: $ 141,380,119



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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03/31/2008                                          	1

USD


ITEM1				ITEM 2	ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  	CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS	NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
AMERICAN FINANCIAL REALTY 	COMMON	02607P305    	 1,289,392 	 162,392 N	X
ANSOFT CORP               	OTC EQ	36384105	 3,335,591 	 109,292 N	X
BRIGHT HORIZONS FAMILY    	OTC EQ	109195107	 3,067,675 	 71,275 N	X
BLADELOGIC INC COM        	OTC EQ	09265M102    	 4,489,767 	 160,063 N	X
CALL CLEAR CHANNEL CO 		CALL O	184502902	 8,338 	 	 16,000 C	X
COMMERCE GROUP INC-MASS.  	COMMON	200641108	 4,575,833 	 126,945 N	X
COLLAGENEX PHARMACEUTICALS	OTC EQ	19419B100    	 4,935,640 	 297,866 N	X
I TRAX INC                	COMMON	45069D203    	 2,184,528 	 408,323 N	X
COVAD COMMUNICATIONS GROUP	COMMON	222814204	 14,293,506 	 14,600,109 N	X
ENCYSIVE PHARMACEUTICALS I	OTC EQ	29256X107    	 8,293,742 	 3,529,252 N	X
ESS TECHNOLOGY INC.       	OTC EQ	269151106	 879,375 	 586,250 N	X
E Z EM INC                	OTC EQ	269305405	 6,046,049 	 288,319 N	X
GMH COMMUNITIES TRUST     	COMMON	36188G102    	 6,184,142 	 710,500 N	X
GILAT SATELLITE NTWKS LTD 	OTC EQ	M51474118    	 631,389 	 58,300 N	X
GEMSTAR TV GUIDE INTL INC 	OTC EQ	36866W106    	 9,289,549 	 1,976,500 N	X
CALL GETTY IMAGES INC 		CALL O	3742768GF    	 118,115 	 29,700 C	X
HUNTSMAN CORP             	COMMON	447011107	 509,841 	 12,100 N	X
NEW AMERICA HIGH INCOME FU	COMMON	641876107	 1,727,001 	 1,093,039 N	X
PUT INVERNESS MEDICA		PUT OP	46126P8QF    	 96,720 	 31,200 P	X
INTERTAPE POLYMER GROUP IN	COMMON	460919103	 1,006,562 	 424,657 N	X
LAPORTE BANCORP INC COM   	OTC EQ	516650108	 310,382 	 48,879 N	X
MANATRON INC              	OTC EQ	562048108	 1,677,150 	 140,230 N	X
MASSBANK CORP-READING MASS	OTC EQ	576152102	 925,916 	 23,817 N	X
MATRIA HEALTHCARE INC     	OTC EQ	576817209	 5,387,412 	 241,588 N	X
MIDLAND CO                	OTC EQ	597486109	 11,137,220 	 171,496 N	X
MTC TECHNOLOGIES INC      	OTC EQ	55377A106    	 840,789 	 35,357 N	X
PERFORMANCE FOOD GROUP CO 	OTC EQ	713755106	 4,161,568 	 127,343 N	X
RURAL CELLULAR CL A       	OTC EQ	781904107	 563,711 	 12,745 N	X
SIGMATEL INC              	OTC EQ	82661W107    	 7,066,185 	 2,445,047 N	X
SCPIE HOLDINGS INC        	COMMON	78402P104    	 3,045,597 	 110,548 N	X
SYS                       	COMMON	785070103	 95,147 	 44,287 N	X
TORONTO DOMINION BANK     	COMMON	891160509	 13,813,722 	 225,156 N	X
TRANE INC                 	COMMON	892893108	 11,029,770 	 240,300 N	X
UNITED RENTALS TRUST I CON	ADRS  	91136H306    	 1,747,856 	 57,900 N	X
US BIOENERGY CORP         	OTC EQ	90342V109    	 3,020,506 	 507,905 N	X
WJ COMMUNICATIONS INC     	OTC EQ	929284107	 663,789 	 695,067 N	X
WASTE HOLDINGS INC        	OTC EQ	941057101	 2,930,644 	 81,069 N	X
			 				141,380,119 	 29,900,816




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